Summary of Significant Accounting Policies (Details 2) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Earnings Available to Common Shareholders
Net earnings	$ 16,353	$ 15,546	$ 16,123
Effect of dilutive securities: Restricted stock units- unvested	0	0	0
Diluted earnings per common share	$ 16,353	$ 15,546	$ 16,123
Common Shares
Basic earnings per common share (in shares)	5,300,964	5,424,890	5,480,123
Effect of dilutive securities: Restricted stock units- unvested	20,682	18,971	15,467
Shares held in deferred comp plan by deferred compensation trust	161,141	166,353	165,599
Diluted earnings per common share (in shares)	5,482,787	5,610,214	5,661,189
Per Share Amount
Basic earnings per common share (in dollars per share)	$ 3.08	$ 2.87	$ 2.94
Diluted earnings per common share (in dollars per share)	$ 2.98	$ 2.77	$ 2.85